Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between basic and diluted earnings per share:
Net income	$ 4,216	$ 4,328	$ 5,484
Weighted-average basic shares outstanding (in shares)	720.1	734.5	753.6
Dilutive effect of stock-based compensation (in shares)	2.5	3.2	3.7
Weighted-average diluted shares outstanding (in shares)	722.6	737.7	757.3
Basic earnings per share (in dollars per share)	$ 5.85	$ 5.89	$ 7.28
Diluted earnings per share (in dollars per share)	$ 5.83	$ 5.87	$ 7.24
Stock Options [Member]
Reconciliation between basic and diluted earnings per share:
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.5	0.6	0.4
Performance Share Units [Member]
Reconciliation between basic and diluted earnings per share:
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.2	0.3	0.1